Lease Transactions (Profit or Loss of Lease Transactions as a Lessor) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Sales type and direct financing leases:
Finance income on net investment	¥ 152,658	¥ 147,667	¥ 145,433
Operating leases:
Lease income	12,375	10,780	8,546
Total	¥ 165,033	¥ 158,447	¥ 153,979